Financial Instruments With Off-Balance Sheet Risk (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
Commitments to Extend Credit [Member]
Summary of financial instruments whose contract amount represents credit risk
Fair value of financial instruments	$ 105,829	$ 90,845
Letter of Credit [Member]
Summary of financial instruments whose contract amount represents credit risk
Fair value of financial instruments	$ 1,539	$ 875